CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2024	December 31, 2023

Cash at banks and on hand	369	448
Short-term deposits with original maturity of less than three months	493	1,454
Cash and cash equivalents* (as presented in the consolidated statement of cash flows)	862	1,902
* Cash and cash equivalents include an amount of US$140 (December 31, 2023: US$165) relating to banking operations in Pakistan.
As of June 30, 2024 and December 31, 2023, there was no restricted cash and cash equivalents. Cash balances as of June 30, 2024 include investments in money market funds of US$248 (December 31, 2023: US$1,175).
The imposition of currency exchange controls or other similar restrictions on currency convertibility in the countries in which VEON operates could limit VEON’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends from the respective countries. As of June 30, 2024, US$155 (2023: US$151) of cash at the level of Ukraine was subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.